Shareholders’ Equity (Details) - USD ($)					12 Months Ended
	Nov. 10, 2025	Oct. 15, 2025	Aug. 22, 2024	Feb. 08, 2024	Mar. 31, 2026	Apr. 02, 2026	Jan. 10, 2026	Oct. 10, 2025	Apr. 10, 2025	Mar. 31, 2025	Jan. 19, 2024	Aug. 21, 2023
Shareholders’ Equity [Line Items]
Ordinary share, shares authorized	70,000,000				70,000,000			700,000,000		70,000,000
Ordinary share, par value (in Dollars per share)	$ 0.0625		$ 0.00625		$ 0.0625			$ 0.00625		$ 0.0625
Ordinary share, shares outstanding			24,000,000		2,296,566					2,296,566
Stockholders' Equity Note, Stock Split			(a) Share consolidated at the ratio of 1:5, i.e. every 5 ordinary shares were consolidated to 1 ordinary share; and(b) Share split at the ratio of 8:1, i.e. every 1 ordinary share was subdivided into 8 ordinary shares.
Ordinary share, shares issued					2,296,566					2,296,566
Preferred Stock, Shares Authorized	1,000,000				1,000,000			10,000,000		1,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)					$ 0.0625			$ 0.00625		$ 0.0625
Preferred shares outstanding
Issuance of shares	21
Number of votes					one
Board of Directors [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share)								0.00625
Representative’s Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of aggregate shares					147,000
Exercise price (in Dollars per share)					$ 5
Percentage of initial public offering price					125.00%
Warrants adjusted shares					14,700
Representative’s warrants for consideration (in Dollars)		$ 80,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares authorized			80,000,000									50,000,000
Ordinary share, par value (in Dollars per share)												$ 0.01
Ordinary share, shares outstanding												15,000,000
Stockholders' Equity Note, Stock Split			(a) Share consolidated at the ratio of 1:5, i.e. every 5 ordinary shares were consolidated to 1 ordinary share; and(b) Share split at the ratio of 8:1, i.e. every 1 ordinary share was subdivided into 8 ordinary shares.
Issuance of shares					1,563,219
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Subscription proceeds for remaining shares						735,633
Securities Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share)							$ 0.0625
Ordinary share, shares issued							2,298,852
Price per share (in Dollars per share)							$ 0.87
Total purchase price (in Dollars)							$ 2,000,000
Issuance of shares					1,563,219
Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares outstanding	1,831,675
Ordinary share, shares issued	1,831,675
Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares outstanding	7,333,257
Ordinary share, shares issued	7,333,257
Initial Public Offering [Member]
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share)									$ 0.00625
Ordinary share, shares issued									1,650,000
Price per share (in Dollars per share)									$ 4
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares authorized					5,000,000						50,000,000
Ordinary share, par value (in Dollars per share)					$ 0.00625			$ 0.00625			$ 0.01
Ordinary share, shares issued					3,032,199
Ordinary Shares [Member] | Forward Share Consolidation and Share Split [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares authorized					80,000,000
Ordinary share, shares outstanding					24,000,000
Ordinary Shares [Member] | Securities Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares issued					2,296,566
Ordinary Shares [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares authorized								80,000,000
Authorized share capital (in Dollars)								$ 500,000
Issuance of shares				100,000
Ordinary Shares [Member] | Minimum [Member] | Forward Share Consolidation and Share Split [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares authorized								80,000,000
Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares authorized								800,000,000
Authorized share capital (in Dollars)								$ 5,000,000
Issuance of shares				15,000,000
Class A Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares authorized	9,000,000				9,000,000			90,000,000		9,000,000
Ordinary share, par value (in Dollars per share)					$ 0.0625			$ 0.00625		$ 0.0625
Ordinary share, shares outstanding					1,831,675					1,831,675
Ordinary share, shares issued					1,831,675					1,831,675
Issuance of shares	1
Number of votes					50
Class A Shares [Member] | Securities Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares issued					1,831,675
Class A Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares outstanding	18,316,743
Ordinary share, shares issued	18,316,743
Reverse Share Split [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares outstanding	733,347
Ordinary share, shares issued	733,347